Convertible Preferred Stock - Additional Information (Detail) (USD $)	0 Months Ended			3 Months Ended		12 Months Ended
	Mar. 20, 2015	Jan. 24, 2014	Aug. 13, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 24, 2014
Class of Stock [Line Items]
Preferred stock, shares authorized				10,000,000		10,000,000	10,000,000
Preferred stock, par value, per share				$ 0.0001		$ 0.0001	$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued upon conversion of preferred stock						9,463,712	1,056,684
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				15,000		15,000	15,000
Preferred stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Series A Preferred Stock, shares outstanding				3,085		5,110	7,920
Preferred stock, annual dividend rate				7.00%		7.00%
Preferred stock, face amount				$ 1,000		$ 1,000
Dividends issued on Preferred Stock				84	96	356	628
Fair value of Series A Preferred Stock dividends				$ 148,000	$ 1,010,000	$ 2,399,000	$ 8,198,000
Preferred Stock convertible to common stock				2,437.57		2,437.57
Percentage of affiliates owning shares				9.999%		9.999%
Conversion of preferred stock into common shares				109	166
Number of common stock issued upon conversion of preferred stock						(166)	(434)
Shares of Series A Preferred Stock exchanged for Series A-1 Preferred Stock	2,000					(3,000)	(2,000)
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued upon conversion of preferred stock				266,182	405,720
Series A-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, annual dividend rate				7.00%		7.00%
Preferred stock, face amount				$ 1,000		$ 1,000
Dividends issued on Preferred Stock				21	72	240	54
Preferred Stock convertible to common stock				2,437.57		2,437.57
Percentage of affiliates owning shares				9.999%		9.999%
Conversion of preferred stock into common shares				3,578	506
Number of common stock issued upon conversion of preferred stock						(3,716)
Shares of Series A Preferred Stock exchanged for Series A-1 Preferred Stock	2,000	3,000	2,000			3,000	2,000
Preferred stock, shares authorized		5,000		10,000		10,000	10,000	5,000
Preferred stock, par value, per share				$ 0.0001		$ 0.0001	$ 0.0001
Capital distribution						$ 0
Series A-1 Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued upon conversion of preferred stock				8,721,144	1,233,402